Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Oct. 21, 2022	Oct. 12, 2022	Mar. 08, 2022
Subsequent Events (Details) [Line Items]
Working capital loan	$ 75,000	$ 300,000
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Additional units purchased (in Shares)			500,000